FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value of financial instruments
Assets	Level 2	Level 3	Total
January 1, 2026	7,226	-	7,226
Changes in fair value	11,542	-	11,542
June 30, 2026	18,768	-	18,768

Liabilities	Level 2	Level 3	Total
January 1, 2026	-	(8,365)	(8,365)
Changes in fair value	-	(446)	(446)
Settlements	-	2,768	2,768
June 30, 2026	-	(6,043)	(6,043)